SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10:	SHAREHOLDERS' EQUITY

a.	Composition of share capital of the Company:

	December 31,
	2016		2017
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of NIS 0.01 par value each	250,000,000	34,250,590	250,000,000	35,274,888

b.	Ordinary shares:

The ordinary shares of the Company confer upon the holders the right to receive notices of and to participate and vote in general meetings of the Company, rights to receive dividends and rights to participate in distribution of assets upon liquidation.

c.	Share-based compensation:

Under the Company's 2014 share incentive plan (the “2014 Plan”), options, RSUs and other Share-based Awards may be granted to employees, officers, non-employee consultants and directors of the Company.

In 2017, the Company granted PSU’s to its Chairman of the Board and Chief Executive Officer, whereby the vesting is determined based on the Company`s achievement of annual performance targets and continued employment over the vesting period.

Under the 2014 Plan, as of December 31, 2017, an aggregate number of 1,188,093 ordinary shares were reserved for future grant. Any share underlying an award that is cancelled, terminated or forfeited for any reason without having been exercised will automatically be available for grant under the 2014 Plan.

The total share-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2015, 2016 and 2017 is comprised as follows:

	Year ended December 31,
	2015	2016	2017

Cost of revenues	$499	$1,386	$2,289
Research and development	1,507	4,660	6,110
Sales and marketing	2,214	5,765	8,642
General and administrative	2,829	5,724	8,196

Total share-based compensation expense	$7,049	$17,535	$25,237

The total unrecognized compensation cost amounted to $59,583 as of December 31, 2017, and is expected to be recognized over a weighted average period of 2.66 years.

d.	Options granted to employees:

A summary of the activity in options granted to employees for the year ended December 31, 2017 is as follows:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2016	3,038,357	$22.58	6.70	$77,346

Granted	427,650	$48.91
Exercised	(753,711)	$3.48
Forfeited	(171,878)	$45.23

Balance as of December 31, 2017	2,540,418	$31.15	6.99	$39,659

Exercisable as of December 31, 2017	1,694,564	$22.54	6.15	$39,118

The computation of expected volatility is based on actual historical share price volatility of comparable companies and the Company’s historical equity volatility. The expected option term represents the period of time that options granted are expected to be outstanding. For stock-option awards which were at the money when granted (plain vanilla stock-options), it is determined based on the simplified method in accordance with SAB No. 110, as adequate historical experience is not available to provide a reasonable estimate. The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends and, therefore, uses an expected dividend yield of zero in the option pricing model. The risk-free interest rate is based on the yield of U.S. treasury bonds with equivalent terms.

The following table sets forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2015, 2016 and 2017:

	Year ended December 31,
	2015	2016	2017

Expected volatility	45%	45%	45%-48%
Expected dividends	0%	0%	0%
Expected term (in years)	5.78-6.12	5.25-6.10	5.25-6.25
Risk free rate	1.37%-1.68%	1.30%- 1.70%	1.77%- 2.05%

A summary of options data for the years ended December 31, 2015, 2016 and 2017, is as follows:

	Year ended December 31,
	2015	2016	2017

Weighted-average grant date fair value of options granted	$24.56	$19.16	$21.81
Total intrinsic value of the options exercised	$110,191	$37,618	$33,614

The aggregate intrinsic value is calculated as the difference between the per-share exercise price and the deemed fair value of an ordinary share for each share subject to an option multiplied by the number of shares subject to options at the date of exercise.

The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2017:

Exercise price	Options outstanding as of December 31, 2017	Weighted average remaining contractual term	Options exercisable as of December 31, 2017	Weighted average remaining contractual term
		(years)		(years)
$0.20 – 2.21	669,752	4.42	669,752	4.42
$6.47 – 14.00	376,103	6.20	372,779	6.20
$37.44 – 44.37	270,269	8.42	97,108	8.06
$45.58 – 51.86	744,621	8.68	258,483	8.31
$52.48 – 64.93	479,673	7.75	296,442	7.51

	2,540,418	6.99	1,694,564	6.15

e.	A summary of RSUs and PSUs activity for the year ended December 31, 2017 is as follows:

	Amount of RSU's and PSU’s	Weighted average grant date fair value

Unvested as of December 31, 2016	729,705	$48.14

Granted	776,876	$47.67
Vested	(270,587)	$49.25
Forfeited	(125,095)	$47.33

Unvested as of December 31, 2017	1,110,899	$47.63

The total fair value of RSU’s and PSU’s vested (based on fair value of the Company's ordinary shares at vesting date) during the years ended December 31, 2015, 2016 and 2017 was $998, $5,981 and $12,547, respectively.